Summary of significant accounting policies (Detail Textuals)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	straight line method
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5-25 years
Plant and machinery - includes storage equipment, pollution and fire control equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3-20 years
Plant and machinery - includes laboratory equipment, weighing equipment, electrical fittings & packing and generator & boiler
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3-10 years
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3-6 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3-5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years